SCHEDULE OF MATURITIES OF LONG TERM DEBT (Details) - Spetner Associates Inc [Member] - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Year one	$ 9,281
Year two	8,394	$ 8,540
Year three	3,533	7,829
Year four		6,629
Year five
Year six
Year five & Thereafter
Total principal payments	21,208	22,998
Less: debt discounts
Total notes payable	$ 21,208	$ 22,998